Inventories, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory, Net	NOTE 3:-INVENTORIES, NET
	March 31, 2021	December 31, 2020
	Unaudited

Raw materials	$1,973	$2,346
Work in progress	140	158
Finished goods	151	77

	$2,264	$2,581

NOTE 4:- INVENTORY, NET

	December 31,
	2020	2019

Raw materials	$2,437	$2,238
Work in progress	158	117
Finished goods	77	-

	2,672	2,355
Less - provision for slow moving inventory	(91)	(226)

	$2,581	$2,129